Net Loss Per Share Attributable to Common Stockholders - Schedule of Net Loss Per Share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	$ (36,906)	$ (24,334)	$ (15,995)	$ (5,444)	$ (13,685)	$ (19,902)	$ (77,235)	$ (39,031)	$ (59,954)	$ (93,745)
Undeclared Series A dividends									0	(4,532)
Accretion of Series B to redemption value	0			(13,686)			(15,105)	(39,896)	(67,811)	(42,126)
Deemed dividend - non-employee sale of shares to the Company									0	(3,393)
Deemed dividend - Series A and B stock exchange									0	(239,285)
Net loss attributable to common stockholders, basic	(36,906)			(19,130)			(92,340)	(78,927)	(127,765)	(383,081)
Net loss attributable to common stockholders, diluted	$ (36,906)			$ (19,130)			$ (92,340)	$ (78,927)	$ (127,765)	$ (383,081)
Denominator
Denominator for basic EPS - weighted-average shares of common stock outstanding used in computing net loss per share (in shares)	187,994,437			41,694,762			91,655,461	41,335,411	41,696,800	27,102,531
Denominator for diluted EPS - weighted-average shares of common stock outstanding used in computing net loss per share (in shares)	187,994,437			41,694,762			91,655,461	41,335,411	41,696,800	27,102,531
Basic net loss per share attributable to common stockholders (in dollars per share)	$ (0.20)			$ (0.46)			$ (1.01)	$ (1.91)	$ (3.06)	$ (14.13)
Diluted net loss per share attributable to common stockholders (in dollars per share)	$ (0.20)			$ (0.46)			$ (1.01)	$ (1.91)	$ (3.06)	$ (14.13)